[Transamerica Life Insurance Company Letterhead]

April 30, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

Office of Insurance Products

100 F St, N.E.

Washington, D.C. 20549-0506

Re:	Separate Account VA-2L
Dreyfus/Transamerica Triple Advantage®
Transamerica Life Insurance Company
(File No. 333-153773)

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the prospectus, statement of additional information and supplements, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed initial filing to the above-captioned registration statement. The text of the registrant’s most recent initial filing was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 355-8330.

Sincerely,

/s/ Darin D. Smith
Darin D. Smith
General Counsel
Transamerica Capital Management

cc:	Frederick R. Bellamy, Esq.